UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

Shenkman Short Duration High Income Fund
Schedule of Investments
December 31, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 17.06%
AEROSPACE & DEFENSE - 0.29%
Sequa Corp., 5.25%, 06/19/2017 (a)	$99,000	$96,967

APPAREL & TEXTILES - 0.61%
Hudson's Bay Co., 4.75%, 11/04/2020 (a)	200,000	203,538

AUTOMOTIVE - 0.91%
Affinia Group, Inc., 4.75%, 04/27/2020 (a)	149,250	151,489
Goodyear Tire & Rubber Co., 4.75%, 04/30/2019 (a)	50,000	50,612
Tower Automotive Holdings USA LLC, 4.75%, 04/23/2020 (a)	99,501	100,288
		302,389

BEVERAGE & FOOD - 0.61%
Del Monte Foods, Inc., 3.25%, 1/26/2021 (a)	200,000	201,375

CHEMICALS - 0.91%
Polymer Group, Inc., 5.25%, 12/31/2019 (a)	150,000	151,220
Ravago Holdings America, Inc., 4.50%, 12/19/2020 (a)	150,000	150,375
		301,595

FINANCE - 2.19%
AlixPartners LLP, 5.00%, 07/10/2020 (a)	222,188	224,132
Springleaf Financial Funding Co., 4.75%, 09/30/2019 (a)	150,000	151,931
Virtu Financial, 5.75%, 11/8/2019 (a)	200,000	201,833
Walter Investment Management Corp., 4.75%, 12/11/2020 (a)	150,000	150,600
		728,496

GAMING - 0.68%
Station Casinos LLC, 5.00%, 03/02/2020 (a)	223,499	226,293

GENERAL INDUSTRIAL MANUFACTURING - 2.26%
Apex Tool Group, 4.50%, 01/31/2020 (a)	148,875	149,834
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	199,500	199,937
Tomkins LLC, 4.25%, 11/09/2018 (a)	99,002	99,683
WTG Holdings III Corp., 3.75%, 12/11/2020 (a)	300,000	301,999
		751,453

HEALTHCARE - 0.45%
United Surgical Partners International, 4.75%, 04/03/2019 (a)	148,502	149,545

METALS & MINING EXCLUDING STEEL - 0.61%
Murray Energy Corp., 5.25%, 12/5/2019 (a)	200,000	202,407

	Principal	Fair
	Amount	Value
NON-FOOD & DRUG RETAILERS - 0.76%
Neiman Marcus, Inc., 5.00%, 10/25/2020 (a)	$250,000	$253,490

OIL & GAS - 1.06%
Chesapeake Energy Corp., 5.75%, 12/04/2017 (a)	100,000	102,243
WideOpenWest Finance LLC, 4.75%, 04/01/2019 (a)	248,747	250,426
		352,669

PACKAGING - 0.76%
BWAY Holding Co., 4.50%, 08/07/2017 (a)	148,500	149,591
Exopack Holdings S.A., 5.25%, 5/8/2019 (a)	100,000	101,875
		251,466

PRINTING & PUBLISHING - 0.28%
McGraw-Hill Global Education, 9.00%, 03/22/2019 (a)	89,250	91,053

SUPPORT - SERVICES - 1.20%
Asurion LLC, 4.50%, 05/24/2019 (a)	247,997	248,394
Moneygram International LLC, 4.25%, 03/27/2020 (a)	148,875	150,550
		398,944

TECHNOLOGY - 2.42%
BMC Software Finance, Inc., 5.00%, 09/10/2020 (a)	250,000	251,758
Dell, Inc., 4.50%, 04/29/2020 (a)	200,000	200,929
Integra Telecom Holdings, Inc., 5.25%, 02/22/2019 (a)	149,248	151,487
SunGard Data Systems, Inc., 4.50%, 01/31/2020 (a)	198,000	199,403
		803,577

TELECOMMUNICATIONS - 0.60%
Consolidated Communications, Inc., 3.25%, 12/19/2020 (a)	50,000	50,469
Lightower Fiber Networks, 4.50%, 04/13/2020 (a)	149,250	150,113
		200,582

UTILITIES - 0.46%
Azure Midstream Co., 6.50%, 11/12/2018 (a)	150,000	151,125
TOTAL BANK LOANS (Cost $5,592,496)		5,666,964

CORPORATE BONDS - 78.30%
AEROSPACE & DEFENSE - 2.64%
Bombardier, Inc., 4.25%, 01/15/2016 (b)(c)	200,000	210,000
Kratos Defense & Security Solutions, Inc., 10.00%, 06/01/2017	225,000	243,844
Sequa Corp., 7.00%, 12/15/2017 (c)	100,000	101,500
Spirit Aerosystems, Inc., 7.50%, 10/01/2017	178,000	185,565
TransDigm, Inc., 7.75%, 12/15/2018	125,000	134,687
		875,596

	Principal	Fair
	Amount	Value
AUTOMOTIVE - 3.52%
American Axle & Manufacturing, Inc., 5.125%, 02/15/2019	$225,000	$232,313
Cooper-Standard Automotive, Inc., 8.50%, 05/01/2018	250,000	265,938
General Motors Financial Company, Inc., 2.75%, 05/15/2016 (c)	150,000	152,250
Jaguar Land Rover Automotive PLC, 7.75%, 05/15/2018 (b)(c)	150,000	162,187
Lear Corp., 7.875%, 03/15/2018	133,000	139,982
Tenneco, Inc., 7.75%, 08/15/2018	200,000	215,000
		1,167,670

BEVERAGE & FOOD - 1.80%
Constellation Brands, Inc., 7.25%, 05/15/2017	50,000	58,375
Cott Beverages, Inc., 8.125%, 09/01/2018	100,000	108,500
Dean Holding Co., 6.90%, 10/15/2017	100,000	108,500
Michael Foods Group, Inc., 9.75%, 07/15/2018	200,000	218,500
TreeHouse Foods, Inc., 7.75%, 03/01/2018	100,000	105,000
		598,875
BUILDING & CONSTRUCTION - 0.48%
Lennar Corp., 4.75%, 12/15/2017	150,000	157,875

BUILDING MATERIALS - 2.10%
Hd Supply, Inc., 8.125%, 04/15/2019	300,000	335,625
Interline Brands, Inc., 7.50%, 11/15/2018	135,000	143,438
Nortek, Inc., 10.00%, 12/01/2018	100,000	110,875
USG Corp., 6.30%, 11/15/2016	100,000	107,750
		697,688
CONSUMER PRODUCTS - 3.91%
Alphabet Holding Co, Inc.
7.75%, 11/01/2017	150,000	154,969
7.75%, 11/01/2017 (c)	75,000	77,484
Central Garden & Pet Co., 8.25%, 03/01/2018	50,000	48,875
Easton-Bell Sports, Inc., 9.75%, 12/01/2016	297,000	311,482
Griffon Corp., 7.125%, 04/01/2018	125,000	133,125
Jarden Corp., 7.50%, 05/01/2017	255,000	296,437
NBTY, Inc., 9.00%, 10/01/2018	250,000	275,313
		1,297,685

FINANCE - 2.46%
Ally Financial, Inc.
4.625%, 06/26/2015	100,000	104,326
2.926%, 07/18/2016 (a)	125,000	127,858
5.50%, 02/15/2017	50,000	54,375
CIT Group, Inc., 5.00%, 05/15/2017	250,000	268,125
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/2018	100,000	102,250
9.625%, 05/01/2019	50,000	56,500
Springleaf Finance Corp., 5.40%, 12/01/2015	100,000	104,250
		817,684

	Principal	Fair
	Amount	Value
FOOD & DRUG - 0.91%
Stater Brothers Holdings, Inc., 7.75%, 04/15/2015	$300,000	$301,506

FORESTRY & PAPER - 0.72%
Cascades, Inc., 7.75%, 12/15/2017 (b)	125,000	130,625
Clearwater Paper Corp., 7.13%, 11/01/2018	100,000	107,250
		237,875
GAMING - 2.16%
GLP Capital LP/GLP Financing II Inc., 4.375%, 11/01/2018	225,000	230,625
MGM Resorts International, 6.625%, 07/15/2015	100,000	107,750
Peninsula Gaming, LLC, 8.375%, 02/15/2018 (c)	150,000	164,250
Scientific Games Corp., 8.125%, 09/15/2018	100,000	107,750
Scientific Games International, Inc., 9.25%, 06/15/2019	100,000	107,750
		718,125
GENERAL INDUSTRIAL MANUFACTURING - 1.71%
CNH Capital LLC
6.25%, 11/01/2016	200,000	221,750
3.25%, 02/01/2017 (c)	150,000	153,375
SPX Corp.
7.625%, 12/15/2014	50,000	52,875
6.875%, 09/01/2017	50,000	56,750
Tomkins LLC, 9.00%, 10/01/2018	74,000	81,400
		566,150
HEALTHCARE - 9.05%
Alere, Inc., 7.25%, 07/01/2018	125,000	137,969
Capsugel S.A., 7.00%, 05/15/2019 (b)(c)	150,000	153,094
CHS/Community Health Systems, Inc.
5.125%, 08/15/2018	150,000	155,250
8.00%, 11/15/2019	150,000	163,500
DaVita HealthCare Partners, Inc., 6.375%, 11/01/2018	300,000	315,563
Fresenius US Finance II, Inc., 9.00%, 07/15/2015 (c)	150,000	166,500
Grifols, Inc., 8.25%, 02/01/2018	225,000	240,187
HCA Holdings, Inc., 6.50%, 02/15/2016	325,000	356,281
Health Management Associates, Inc., 6.125%, 04/15/2016	125,000	139,063
MPH Intermediate Holding Co., 8.375%, 08/01/2018 (c)	100,000	104,375
MultiPlan, Inc., 9.875%, 09/01/2018 (c)	200,000	221,000
Service Corporation International, 7.00%, 06/15/2017	250,000	281,250
Universal Health Services, Inc.,
7.00%, 10/01/2018	100,000	107,250
7.125%, 06/30/2016	100,000	113,125
Valeant Pharmaceuticals International, Inc.
6.50%, 07/15/2016 (c)	25,000	25,812
6.75%, 10/01/2017 (c)	150,000	160,500
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	150,000	165,562
		3,006,281
HOTELS - 1.02%
FelCor Lodging Trust, 10.00%, 10/01/2014	318,000	337,875

	Principal	Fair
	Amount	Value
LEISURE & ENTERTAINMENT - 2.52%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.,
9.125%, 08/01/2018	$100,000	$109,000
ClubCorp Club Operations, Inc., 10.00%, 12/01/2018	162,000	180,225
Royal Caribbean Cruises Ltd., 7.25%, 06/15/2016 (b)	200,000	225,500
Speedway Motorsports, Inc., 6.75%, 02/01/2019	300,000	320,250
		834,975
MEDIA - BROADCAST - 1.60%
Belo Corp., 8.00%, 11/15/2016	100,000	104,500
Gannett Co., Inc., 9.375%, 11/15/2017	50,000	52,687
LIN Television Corp., 8.375%, 04/15/2018	200,000	212,000
Townsquare Radio LLC/Inc., 9.00%, 04/01/2019 (c)	150,000	163,125
		532,312
MEDIA - CABLE - 4.08%
Cablevision Systems Corp., 8.625%, 09/15/2017	200,000	233,500
CCO Holdings, LLC, 7.25%, 10/30/2017	344,000	365,070
DISH DBS Corp., 7.125%, 02/01/2016	100,000	111,000
UPC Holdings B.V., 9.875%, 04/15/2018 (b)(c)	100,000	107,500
Videotron
6.375%, 12/15/2015 (b)	125,000	125,625
9.125%, 04/15/2018 (b)	47,000	49,350
Virgin Media Secured Finance PLC, 6.50%, 01/15/2018 (b)	350,000	363,562
		1,355,607

MEDIA - DIVERSIFIED & SERVICE - 4.18%
IAC/InterActiveCorp, 4.875%, 11/30/2018	200,000	205,500
Inmarsat Finance PLC, 7.375%, 12/01/2017 (b)(c)	150,000	156,750
Intelsat Jackson Holdings SA, 8.50%, 11/01/2019 (b)	200,000	219,000
Lamar Media Corp., 7.875%, 04/15/2018	150,000	158,813
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/2018	75,000	81,375
Quebecor Media, Inc., 7.75%, 03/15/2016 (b)	108,000	109,620
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (b)(c)	300,000	313,125
WMG Acquisition Corp., 11.50%, 10/01/2018	125,000	144,375
		1,388,558

METALS & MINING EXCLUDING STEEL - 2.07%
FMG Resources
7.00%, 11/01/2015 (b)(c)	64,000	66,520
6.00%, 04/01/2017 (b)(c)	300,000	320,250
Peabody Energy Corp., 7.375%, 11/01/2016	125,000	141,250
Wise Metals Group LLC, 8.75%, 12/15/2018 (c)	150,000	158,625
		686,645
NON-FOOD & DRUG RETAILERS - 1.93%
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	157,687
Michaels FinCo Holdings LLC/Michaels FinCo Inc., 7.50%, 08/01/2018	100,000	104,500
Michaels Stores, Inc., 7.75%, 11/01/2018	200,000	218,000
Petco Animal Supplies, Inc., 9.25%, 12/01/2018 (c)	150,000	161,625
		641,812

	Principal	Fair
	Amount	Value
OIL & GAS - 5.34%
Berry Petroleum Co., 10.25%, 06/01/2014	$150,000	$155,438
CGG Veritas
9.50%, 05/15/2016 (b)	63,000	66,622
7.75%, 05/15/2017 (b)	150,000	154,875
Chesapeake Energy Corp.
9.50%, 02/15/2015	50,000	54,438
3.25%, 03/15/2016	75,000	75,937
6.50%, 08/15/2017	100,000	113,250
Exterran Holdings, Inc., 7.25%, 12/01/2018	300,000	318,375
Petrohawk Energy Corp., 10.50%, 08/01/2014	250,000	252,765
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	162,000
Seadrill Ltd., 5.625%, 09/15/2017 (b)(c)	250,000	260,000
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	160,875
		1,774,575

PACKAGING - 3.16%
Ardagh Packaging Finance Public Limited Co., 7.375%, 10/15/2017 (b)(c)	200,000	216,000
Berry Plastics Corp., 9.50%, 05/15/2018	100,000	107,750
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/2016 (b)(c)	150,000	153,375
6.00%, 06/15/2017 (b)(c)	50,000	50,750
BWAY Holding Co., 10.00%, 06/15/2018	125,000	135,938
Greif, Inc., 6.75%, 02/01/2017	250,000	278,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.50%, 05/15/2018	100,000	106,000
		1,047,938

STEEL PRODUCERS & PRODUCTS - 0.66%
ArcelorMittal, 9.00%, 02/15/2015 (b)	200,000	218,000

SUPPORT - SERVICES - 5.10%
Alliance Data Systems Corp., 5.25%, 12/01/2017 (c)	293,000	305,453
Avis Budget Group, 8.25%, 01/15/2019	300,000	328,500
Interactive Data Corp., 10.25%, 08/01/2018	100,000	110,125
Safway Group Holdings, 7.00%, 05/15/2018 (c)	150,000	159,000
TransUnion Holding Company, Inc., 9.625%, 06/15/2018	100,000	108,000
TransUnion LLC/TransUnion Financing Corp., 11.375%, 06/15/2018	325,000	355,875
West Corp., 8.625%, 10/01/2018	300,000	327,750
		1,694,703

TECHNOLOGY - 1.57%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/2019	200,000	222,000
Infor (US), Inc., 11.50%, 07/15/2018	75,000	86,812
SunGard Data Systems, Inc., 7.375%, 11/15/2018	200,000	212,250
		521,062

	Principal	Fair
	Amount	Value
TELECOMMUNICATIONS - 5.95%
CenturyLink, Inc., 6.00%, 04/01/2017	$200,000	$221,500
Frontier Communications Corp.
8.25%, 05/01/2014	5,000	5,125
8.25%, 04/15/2017	225,000	262,125
Level 3 Financing, Inc.
3.85%, 01/15/2018 (a)	150,000	151,312
9.375%, 04/01/2019	150,000	168,563
MetroPCS Wireless, Inc., 7.875%, 09/01/2018	75,000	80,719
Paetec Holding Corp., 9.875%, 12/01/2018	150,000	168,375
Sprint Communications, Inc.
6.00%, 12/01/2016	100,000	109,375
9.125%, 03/01/2017	100,000	118,000
8.375%, 08/15/2017	200,000	232,500
T-Mobile USA, Inc.
5.25%, 09/01/2018 (c)	200,000	211,250
6.464%, 04/28/2019	125,000	133,125
Windstream Corp., 7.875%, 11/01/2017	100,000	114,750
		1,976,719

UTILITIES - 7.66%
AES Corp., 8.00%, 10/15/2017	200,000	236,000
El Paso Corp., 6.875%, 06/15/2014	200,000	205,977
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/2018	300,000	324,750
GenOn Energy, Inc., 7.875%, 06/15/2017	200,000	221,000
Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (c)	125,000	137,813
NRG Energy, Inc., 7.625%, 05/15/2019	150,000	159,375
NuStar Logistics LP, 7.65%, 04/15/2018	350,000	398,125
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
8.25%, 04/15/2018	100,000	106,500
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/01/2018	150,000	161,625
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/2018	400,000	431,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
7.875%, 10/15/2018	150,000	162,000
		2,544,165
TOTAL CORPORATE BONDS (Cost $25,610,286)		25,997,956

			Fair
		Shares	Value
	SHORT-TERM INVESTMENTS - 5.37%
	Money Market Funds - 5.37%
	Fidelity Government Portfolio - Institutional Class, 0.01% (d)	1,782,724	1,782,724
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,782,724)		1,782,724

	Total Investments (Cost $32,985,506) - 100.73%		33,447,644
	Liabilities in Excess of Other Assets - (0.73%)		(243,383)
	TOTAL NET ASSETS - 100.00%		$33,204,261

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2013
(b)	U.S. traded security of a foreign issuer
(c)
Rule 144A security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2013 the value of these investments as $5,116,737 or 15.41% of net assets.

(d)	Rate shown is the 7-day yield as of December 31, 2013.

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$33,017,663
Gross unrealized appreciation	474,536
Gross unrealized depreciation	(44,555)
Net unrealized appreciation	$429,981

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at December 31, 2013 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$-	$5,666,964	$-	$5,666,964
Corporate Bonds	-	25,997,956	-	25,997,956
Short-Term Investments	1,782,724	-	-	1,782,724
Total Investments	$1,782,724	$31,664,920	$-	$33,447,644

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at December 31, 2013. There were no level 3 securities held in the Fund during the period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  2/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  2/26/14

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  2/26/14

* Print the name and title of each signing officer under his or her signature.